Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 50.8%
1,836,647		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$ 2,306,040	0.1
2,224,420		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,672,730	0.2
6,193,409		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	7,693,448	0.5
1,622,280		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	1,868,531	0.1
867,367		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	931,607	0.1
1,624,164	(1)	Fannie Mae 2010-150 PS, 6.498%, (-1.000*US0001M + 6.600%), 12/25/2039	52,159	0.0
3,580,356	(1)	Fannie Mae 2010-95 SB, 6.498%, (-1.000*US0001M + 6.600%), 09/25/2040	540,854	0.0
5,326,135		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,865,533	0.4
5,860,981	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	610,438	0.0
14,414,935	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	938,121	0.1
173,246	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.260%, 04/25/2042	178,587	0.0
869,199	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 3.797%, 01/25/2042	900,357	0.1
980,242		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,129,326	0.1
2,371,022		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	2,521,036	0.2
86,383		Fannie Mae REMIC Trust 2004-61 SH, 23.580%, (-3.998*US0001M + 23.988%), 11/25/2032	124,944	0.0
2,816,188	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.433%, 03/25/2043	2,757,523	0.2
2,437,919		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	2,633,866	0.2
433,495	(1)	Fannie Mae REMIC Trust 2005-17 ES, 6.648%, (-1.000*US0001M + 6.750%), 03/25/2035	44,169	0.0
388,670		Fannie Mae REMIC Trust 2005-59 NQ, 16.620%, (-2.500*US0001M + 16.875%), 05/25/2035	467,281	0.0
512,585		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	568,426	0.0
116,022		Fannie Mae REMIC Trust 2006-115 ES, 26.153%, (-4.000*US0001M + 26.560%), 12/25/2036	177,228	0.0
817,477	(1)	Fannie Mae REMIC Trust 2006-36 SP, 6.598%, (-1.000*US0001M + 6.700%), 05/25/2036	118,450	0.0
2,741,692	(1)	Fannie Mae REMIC Trust 2006-79 SH, 6.348%, (-1.000*US0001M + 6.450%), 08/25/2036	626,027	0.0
191,876	(2)	Fannie Mae REMIC Trust 2009-12 LK, 9.824%, 03/25/2039	223,280	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,246,203	0.1
2,323,028		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	2,412,029	0.2
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,765,121	0.4
1,360,120		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,523,567	0.1
4,260,933	(1)	Fannie Mae REMIC Trust 2012-128 VS, 6.148%, (-1.000*US0001M + 6.250%), 06/25/2042	500,092	0.0
2,652,006	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	145,642	0.0
2,184,286	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	252,839	0.0
1,730,945	(1)	Fannie Mae REMIC Trust 2012-68 SD, 6.598%, (-1.000*US0001M + 6.700%), 06/25/2032	263,570	0.0
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,835,015	0.2
704,875	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	60,629	0.0
1,682,091	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	128,712	0.0
514,189		Fannie Mae REMICS 2005-122 SE, 22.743%, (-3.500*US0001M + 23.100%), 11/25/2035	669,874	0.0
2,881,949	(1)	Fannie Mae REMICS 2005-17 SA, 6.598%, (-1.000*US0001M + 6.700%), 03/25/2035	576,796	0.0
500,709		Fannie Mae REMICS 2005-75 GS, 19.944%, (-3.000*US0001M + 20.250%), 08/25/2035	670,140	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,581	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	$ 3,275	0.0
451,799		Fannie Mae REMICS 2006-8 PM, 25.993%, (-4.000*US0001M + 26.400%), 03/25/2036	1,155,116	0.1
580,446		Fannie Mae REMICS 2007-1 NR, 46.726%, (-7.600*US0001M + 47.500%), 02/25/2037	1,705,750	0.1
7,905,429	(1)	Fannie Mae REMICS 2010-147 LS, 6.348%, (-1.000*US0001M + 6.450%), 01/25/2041	1,615,875	0.1
1,246,988		Fannie Mae REMICS 2010-26 F, 0.872%, (US0001M + 0.770%), 11/25/2036	1,276,867	0.1
1,242,887		Fannie Mae REMICS 2010-39 FN, 0.932%, (US0001M + 0.830%), 05/25/2040	1,270,295	0.1
710,003		Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	816,595	0.1
1,000,000		Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,081,538	0.1
1,198,662		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,337,246	0.1
750,000		Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	839,545	0.1
1,830,000		Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	2,040,541	0.1
2,917,056	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	166,072	0.0
2,476,466		Fannie Mae REMICS 2012-148 KH, 3.000%, 03/25/2042	2,555,063	0.2
6,216,809		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	6,689,770	0.4
3,027,609		Fannie Mae REMICS 2012-27 EZ, 4.250%, 03/25/2042	3,326,566	0.2
2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,719,268	0.2
739,371		Fannie Mae REMICS 2013-125 AZ, 4.000%, 11/25/2039	878,489	0.1
1,644,356	(3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	1,436,737	0.1
3,090,197	(1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	267,306	0.0
1,293,276		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,366,422	0.1
2,275,602	(1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	239,357	0.0
1,401,927		Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,472,785	0.1
1,293,143		Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,329,916	0.1
711,932		Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	770,304	0.1
1,410,000		Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,496,136	0.1
5,572,698	(1)	Fannie Mae REMICS 2016-4 DS, 5.998%, (-1.000*US0001M + 6.100%), 02/25/2046	1,122,700	0.1
4,283,554		Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,657,208	0.3
5,196,627		Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,659,665	0.3
6,820,946		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	7,206,040	0.4
7,510,000		Fannie Mae REMICS 2018-16 TV, 3.000%, 05/25/2041	7,815,478	0.5
519,228		Fannie Mae REMICS 2018-37 DZ, 4.000%, 06/25/2048	574,558	0.0
8,876,224	(1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	742,517	0.0
1,590,108		Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,883,566	0.1
5,608,182	(1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	1,015,306	0.1
3,389,501		Fannie Mae Series 2016-51 S, 5.818%, (-1.000*US0001M + 5.920%), 10/25/2043	3,681,350	0.2
1,771,680	(2)	Fannie Mae Trust 2004-W2 3A, 2.970%, 02/25/2044	1,851,902	0.1
1,697,285	(2)	Fannie Mae Trust 2004-W2 4A, 2.934%, 02/25/2044	1,767,452	0.1
2,431,475		Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,741,760	0.2
1,910,666		Freddie Mac REMIC Trust 2005-S001 2A2, 0.253%, (US0001M + 0.150%), 09/25/2045	1,895,744	0.1
366,264		Freddie Mac REMIC Trust 2653 SC, 6.750%, (-0.500*US0001M + 6.800%), 07/15/2033	402,896	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
907,848		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	$ 1,050,213	0.1
100,160		Freddie Mac REMIC Trust 3012 ST, 21.565%, (-3.600*US0001M + 21.960%), 04/15/2035	131,192	0.0
250,920		Freddie Mac REMIC Trust 3065 DC, 19.531%, (-3.000*US0001M + 19.860%), 03/15/2035	328,574	0.0
376,649		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	431,619	0.0
3,328,586	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	66,082	0.0
239,195	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	39,295	0.0
316,743		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	342,437	0.0
1,485,098		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,579,916	0.1
145,469	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	780	0.0
9,550,412	(1)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	476,313	0.0
150,127	(3)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	133,577	0.0
3,512,546		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,536,203	0.3
1,057,792		Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,244,439	0.1
5,613,805	(1)	Freddie Mac REMICS 3960 SG, 5.890%, (-1.000*US0001M + 6.000%), 11/15/2041	1,014,808	0.1
5,075,000		Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,647,747	0.3
1,385,680		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,475,210	0.1
850,297		Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	854,017	0.1
9,228,906		Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,878,900	0.6
1,985,455		Freddie Mac REMICS 4249 CS, 4.576%, (-0.750*US0001M + 4.650%), 09/15/2043	1,934,743	0.1
2,877,185		Freddie Mac REMICS 4274 US, 5.740%, (-1.000*US0001M + 5.850%), 10/15/2035	2,903,028	0.2
10,111,051		Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	11,191,999	0.7
9,629,793	(1)	Freddie Mac REMICS 4438 AS, 6.090%, (-1.000*US0001M + 6.200%), 02/15/2045	1,878,639	0.1
6,513,750		Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	7,012,904	0.4
657,042		Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	661,729	0.0
567,459		Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	573,280	0.0
3,520,040		Freddie Mac REMICS 4818 GZ, 4.000%, 08/15/2048	3,702,590	0.2
2,597,868		Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,670,440	0.2
1,367,072		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,711,776	0.1
1,231,950	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.526%, 07/25/2033	1,290,112	0.1
720,451	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.427%, 02/25/2043	771,697	0.1
45,155	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.898%, (-1.000*US0001M + 8.000%), 10/25/2023	2,362	0.0
1,729,293		Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,840,451	0.1
818,050		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	910,212	0.1
5,881,003		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,880,558	0.4
817,834		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	950,153	0.1
649,820		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	799,745	0.1
4,672,396		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	5,381,503	0.3
423,233		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	473,604	0.0
1,126,392		Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,540,071	0.1
913,441		Ginnie Mae 2009-H01 FA, 1.254%, (US0001M + 1.150%), 11/20/2059	921,382	0.1
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,272,707	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,072,714		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	$ 3,295,321	0.2
2,697,750	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	2,375,345	0.1
2,256,263	(1)	Ginnie Mae 2014-107 XS, 5.493%, (-1.000*US0001M + 5.600%), 07/16/2044	332,832	0.0
1,117,383	(1)	Ginnie Mae 2014-96 SQ, 5.493%, (-1.000*US0001M + 5.600%), 07/16/2044	163,809	0.0
130,000		Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	135,869	0.0
7,340,112		Ginnie Mae 2015-H13 FG, 0.481%, (US0001M + 0.400%), 04/20/2065	7,344,906	0.5
16,083,306	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,830,608	0.1
734,378	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	32,805	0.0
14,263,460		Ginnie Mae 2016-H20 FB, 0.631%, (US0001M + 0.550%), 09/20/2066	14,333,428	0.9
1,000,000		Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	1,024,333	0.1
1,000,000		Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	1,019,027	0.1
750,000		Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	775,353	0.1
1,007,715	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	117,368	0.0
1,000,000		Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	1,069,737	0.1
109,899		Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	121,340	0.0
377,570		Ginnie Mae Series 2002-92 EA, 4.500%, 02/20/2029	387,287	0.0
84,886		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	92,979	0.0
781,278		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	846,291	0.1
545,091		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	604,781	0.0
271,306	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	249,322	0.0
2,035,676		Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	2,218,398	0.1
2,016,578		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	2,194,902	0.1
844,839	(1)	Ginnie Mae Series 2004-98 SA, 6.596%, (-1.000*US0001M + 6.700%), 11/20/2034	181,937	0.0
696,880		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	769,612	0.1
178,942	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	24,920	0.0
546,349	(1)	Ginnie Mae Series 2005-7 AH, 6.663%, (-1.000*US0001M + 6.770%), 02/16/2035	93,744	0.0
624,735	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	112,846	0.0
366,128		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	405,034	0.0
152,287		Ginnie Mae Series 2005-91 UP, 14.085%, (-2.000*US0001M + 14.300%), 09/16/2031	179,700	0.0
6,561,205		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	7,330,721	0.4
1,166,015		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,311,276	0.1
5,770,666	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	52,631	0.0
1,788,579		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	2,000,737	0.1
1,357,147	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	310,258	0.0
1,356,448	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,201,377	0.1
78,656		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	87,474	0.0
262,858		Ginnie Mae Series 2007-48 SY, 19.928%, (-3.000*US0001M + 20.250%), 08/16/2037	352,780	0.0
1,524,084	(1)	Ginnie Mae Series 2007-53 SC, 6.396%, (-1.000*US0001M + 6.500%), 09/20/2037	306,581	0.0
39,965		Ginnie Mae Series 2007-53 SW, 19.893%, (-3.000*US0001M + 20.205%), 09/20/2037	56,847	0.0
792,901		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	858,643	0.1
3,256,389		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,631,309	0.2
433,589	(1)	Ginnie Mae Series 2008-3 SA, 6.446%, (-1.000*US0001M + 6.550%), 01/20/2038	93,534	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
781,710	(1)	Ginnie Mae Series 2008-40 PS, 6.393%, (-1.000*US0001M + 6.500%), 05/16/2038	$ 132,339	0.0
1,009,878	(1)	Ginnie Mae Series 2008-51 GS, 6.123%, (-1.000*US0001M + 6.230%), 06/16/2038	197,809	0.0
1,890,048	(1)	Ginnie Mae Series 2008-82 SA, 5.896%, (-1.000*US0001M + 6.000%), 09/20/2038	360,550	0.0
2,587,863	(1)	Ginnie Mae Series 2009-110 SA, 6.243%, (-1.000*US0001M + 6.350%), 04/16/2039	185,781	0.0
860,352		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	974,463	0.1
2,655,658		Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	2,954,072	0.2
1,126,214		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,260,416	0.1
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,166,553	0.1
1,629,372		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,790,147	0.1
1,527,339		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,669,961	0.1
2,182,047		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	2,458,672	0.2
201,068	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	7,621	0.0
2,186,947		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,679,016	0.2
6,510,645		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,496,613	0.5
3,669,695		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,461,284	0.3
969,793	(1)	Ginnie Mae Series 2009-66 QS, 5.996%, (-1.000*US0001M + 6.100%), 07/20/2039	104,776	0.0
1,118,747		Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,317,992	0.1
611,020	(1)	Ginnie Mae Series 2009-77 SA, 6.043%, (-1.000*US0001M + 6.150%), 09/16/2039	113,134	0.0
3,917,124		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,391,851	0.3
2,237,014		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	2,803,673	0.2
656,431		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	741,918	0.0
1,559,789		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,815,969	0.1
1,313,503	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	121,368	0.0
8,982,929		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	10,026,551	0.6
1,215,699	(1)	Ginnie Mae Series 2010-116 NS, 6.543%, (-1.000*US0001M + 6.650%), 09/16/2040	205,531	0.0
4,091,233		Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	4,638,892	0.3
63,343	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	3,463	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,658,255	0.1
797,383	(1)	Ginnie Mae Series 2010-158 SA, 5.946%, (-1.000*US0001M + 6.050%), 12/20/2040	142,177	0.0
1,094,316		Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,198,238	0.1
11,497,117	(1)	Ginnie Mae Series 2010-166 GS, 5.896%, (-1.000*US0001M + 6.000%), 12/20/2040	1,691,107	0.1
759,152	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	31,186	0.0
1,221,694		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,324,411	0.1
1,152,170		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	1,210,436	0.1
271,268	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	18,541	0.0
1,163,538		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	1,264,125	0.1
1,260,064	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	186,726	0.0
4,904,863		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	5,631,550	0.3
890,431		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	980,605	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,954,940		Ginnie Mae Series 2010-H01 FA, 0.913%, (US0001M + 0.820%), 01/20/2060	$ 2,979,716	0.2
8,328,365		Ginnie Mae Series 2010-H10 FB, 1.093%, (US0001M + 1.000%), 05/20/2060	8,446,749	0.5
4,667,417		Ginnie Mae Series 2010-H10 FC, 1.093%, (US0001M + 1.000%), 05/20/2060	4,722,237	0.3
1,532,916		Ginnie Mae Series 2010-H20 AF, 0.411%, (US0001M + 0.330%), 10/20/2060	1,531,790	0.1
253,799		Ginnie Mae Series 2010-H26 LF, 0.431%, (US0001M + 0.350%), 08/20/2058	253,714	0.0
562,800		Ginnie Mae Series 2011-116 CI, 4.000%, 05/16/2026	27,824	0.0
236,776	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	26,427	0.0
533,421		Ginnie Mae Series 2011-128 TF, 0.558%, (US0001M + 0.450%), 05/16/2041	538,163	0.0
2,815,388	(1)	Ginnie Mae Series 2011-141 PS, 6.593%, (-1.000*US0001M + 6.700%), 06/16/2041	428,157	0.0
2,090,253	(1)	Ginnie Mae Series 2011-146 EI, 5.000%, 11/16/2041	368,478	0.0
945,000		Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	1,000,322	0.1
62,884		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	68,312	0.0
199,153	(2)	Ginnie Mae Series 2011-169 BG, 5.430%, 04/16/2039	215,494	0.0
7,190,858		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	7,703,768	0.5
1,338,935		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,406,326	0.1
2,301,229		Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	2,359,182	0.1
1,719,167	(1)	Ginnie Mae Series 2011-73 LS, 6.586%, (-1.000*US0001M + 6.690%), 08/20/2039	66,986	0.0
2,542,315		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	2,724,710	0.2
1,599,054		Ginnie Mae Series 2011-H01 AF, 0.531%, (US0001M + 0.450%), 11/20/2060	1,601,858	0.1
2,302,795		Ginnie Mae Series 2011-H03 FA, 0.581%, (US0001M + 0.500%), 01/20/2061	2,309,205	0.1
578,268		Ginnie Mae Series 2011-H07 FA, 0.581%, (US0001M + 0.500%), 02/20/2061	579,643	0.0
207,221		Ginnie Mae Series 2011-H08 FD, 0.581%, (US0001M + 0.500%), 02/20/2061	207,813	0.0
283,472		Ginnie Mae Series 2011-H09 AF, 0.581%, (US0001M + 0.500%), 03/20/2061	284,193	0.0
584,110		Ginnie Mae Series 2011-H11 FB, 0.581%, (US0001M + 0.500%), 04/20/2061	585,569	0.0
774,804		Ginnie Mae Series 2011-H19 FA, 0.551%, (US0001M + 0.470%), 08/20/2061	776,283	0.1
1,635,578		Ginnie Mae Series 2011-H20 FA, 0.631%, (US0001M + 0.550%), 09/20/2061	1,641,677	0.1
362,910		Ginnie Mae Series 2011-H21 FT, 0.840%, (H15T1Y + 0.700%), 10/20/2061	361,835	0.0
1,379,352	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	80,107	0.0
313,142	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	22,631	0.0
3,571,329	(1)	Ginnie Mae Series 2012-136 BI, 3.500%, 11/20/2042	551,666	0.0
3,811,666	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	153,472	0.0
356,736	(1)	Ginnie Mae Series 2012-34 MS, 6.593%, (-1.000*US0001M + 6.700%), 04/16/2041	48,277	0.0
3,138,259	(1)	Ginnie Mae Series 2012-48 SA, 6.543%, (-1.000*US0001M + 6.650%), 04/16/2042	665,485	0.0
4,116,270	(1)	Ginnie Mae Series 2012-60 SG, 5.993%, (-1.000*US0001M + 6.100%), 05/16/2042	834,148	0.1
4,478,051		Ginnie Mae Series 2012-77 FE, 0.498%, (US0001M + 0.390%), 05/16/2041	4,510,636	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
934,859	(1)	Ginnie Mae Series 2012-93 NS, 5.996%, (-1.000*US0001M + 6.100%), 07/20/2042	$ 158,599	0.0
1,024,189	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	106,659	0.0
2,530,135		Ginnie Mae Series 2012-H06 FS, 0.781%, (US0001M + 0.700%), 03/20/2062	2,552,574	0.2
8,234,039		Ginnie Mae Series 2012-H08 FA, 0.681%, (US0001M + 0.600%), 01/20/2062	8,270,511	0.5
2,785,857		Ginnie Mae Series 2012-H08 FB, 0.681%, (US0001M + 0.600%), 03/20/2062	2,797,269	0.2
526,280		Ginnie Mae Series 2012-H11 FA, 0.781%, (US0001M + 0.700%), 02/20/2062	529,483	0.0
908,268		Ginnie Mae Series 2012-H11 GA, 0.661%, (US0001M + 0.580%), 05/20/2062	911,136	0.1
1,350,451		Ginnie Mae Series 2012-H11 VA, 0.731%, (US0001M + 0.650%), 05/20/2062	1,360,450	0.1
1,882,162		Ginnie Mae Series 2012-H12 FA, 0.631%, (US0001M + 0.550%), 04/20/2062	1,888,489	0.1
12,448,868		Ginnie Mae Series 2012-H12 FB, 1.131%, (US0001M + 1.050%), 02/20/2062	12,606,686	0.8
697,434		Ginnie Mae Series 2012-H14 FK, 0.661%, (US0001M + 0.580%), 07/20/2062	700,355	0.0
5,239,395		Ginnie Mae Series 2012-H20 BA, 0.641%, (US0001M + 0.560%), 09/20/2062	5,255,291	0.3
2,336,649		Ginnie Mae Series 2012-H20 PT, 0.913%, (US0001M + 0.005%), 07/20/2062	2,333,286	0.1
2,587,013		Ginnie Mae Series 2012-H26 BA, 0.431%, (US0001M + 0.350%), 10/20/2062	2,586,222	0.2
310,068		Ginnie Mae Series 2012-H29 FA, 0.596%, (US0001M + 0.515%), 10/20/2062	310,864	0.0
1,483,479		Ginnie Mae Series 2012-H30 GA, 0.431%, (US0001M + 0.350%), 12/20/2062	1,483,043	0.1
1,661,457		Ginnie Mae Series 2012-H31 FD, 0.421%, (US0001M + 0.340%), 12/20/2062	1,660,590	0.1
1,381,748		Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	1,407,347	0.1
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	7,792,799	0.5
1,443,146		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,491,861	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	387,602	0.0
651,337	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	79,080	0.0
3,996,473	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	512,607	0.0
2,007,707	(1)	Ginnie Mae Series 2013-23 IO, 3.500%, 02/20/2043	319,780	0.0
1,103,318	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	21,016	0.0
998,477	(1)	Ginnie Mae Series 2013-88 AI, 5.751%, (-1.000*US0001M + 5.850%), 06/20/2043	164,902	0.0
1,409,567	(1)	Ginnie Mae Series 2013-99 SK, 5.801%, (-1.000*US0001M + 5.900%), 07/20/2043	220,125	0.0
2,171,615		Ginnie Mae Series 2013-H02 FD, 0.421%, (US0001M + 0.340%), 12/20/2062	2,170,613	0.1
320,609		Ginnie Mae Series 2013-H07 HA, 0.491%, (US0001M + 0.410%), 03/20/2063	320,928	0.0
1,988,050		Ginnie Mae Series 2013-H08 BF, 0.481%, (US0001M + 0.400%), 03/20/2063	1,989,042	0.1
2,367,145		Ginnie Mae Series 2013-H10 FT, 0.590%, (H15T1Y + 0.450%), 04/20/2063	2,350,167	0.1
1,753,579		Ginnie Mae Series 2013-H13 FS, 1.081%, (US0001M + 1.000%), 06/20/2063	1,784,230	0.1
2,958,344		Ginnie Mae Series 2013-H14 FC, 0.551%, (US0001M + 0.470%), 06/20/2063	2,963,807	0.2
966,859		Ginnie Mae Series 2013-H14 FD, 0.551%, (US0001M + 0.470%), 06/20/2063	968,782	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
854,443		Ginnie Mae Series 2013-H14 FG, 0.551%, (US0001M + 0.470%), 05/20/2063	$ 856,210	0.1
731,833		Ginnie Mae Series 2013-H15 FA, 0.621%, (US0001M + 0.540%), 06/20/2063	733,926	0.0
2,067,295		Ginnie Mae Series 2013-H17 FA, 0.631%, (US0001M + 0.550%), 07/20/2063	2,072,343	0.1
601,492		Ginnie Mae Series 2013-H18 BA, 0.681%, (US0001M + 0.600%), 07/20/2063	604,332	0.0
1,166,852		Ginnie Mae Series 2013-H18 EA, 0.581%, (US0001M + 0.500%), 07/20/2063	1,168,953	0.1
1,871,344		Ginnie Mae Series 2013-H18 FA, 0.581%, (US0001M + 0.500%), 06/20/2063	1,876,661	0.1
2,568,753		Ginnie Mae Series 2013-H19 DF, 0.731%, (US0001M + 0.650%), 05/20/2063	2,581,287	0.2
1,630,596		Ginnie Mae Series 2013-H20 FB, 1.081%, (US0001M + 1.000%), 08/20/2063	1,642,555	0.1
819,154		Ginnie Mae Series 2013-H21 FB, 0.781%, (US0001M + 0.700%), 09/20/2063	823,417	0.1
1,424,519		Ginnie Mae Series 2013-H22 FB, 0.781%, (US0001M + 0.700%), 08/20/2063	1,432,565	0.1
2,185,801		Ginnie Mae Series 2013-H22 FT, 0.790%, (H15T1Y + 0.650%), 04/20/2063	2,178,428	0.1
2,280,021		Ginnie Mae Series 2013-H23 FA, 1.381%, (US0001M + 1.300%), 09/20/2063	2,309,925	0.1
310,770		Ginnie Mae Series 2013-H24 FB, 0.811%, (US0001M + 0.730%), 09/20/2063	312,098	0.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,142,336	0.2
3,513,530		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	3,743,235	0.2
1,428,628	(1)	Ginnie Mae Series 2014-129 WS, 5.801%, (-1.000*US0001M + 5.900%), 09/20/2044	227,161	0.0
1,329,556	(1)	Ginnie Mae Series 2014-161 WS, 5.801%, (-1.000*US0001M + 5.900%), 11/20/2044	205,200	0.0
1,346,100	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	225,865	0.0
1,648,385	(1)	Ginnie Mae Series 2014-30 ES, 4.896%, (-1.000*US0001M + 5.000%), 03/20/2040	237,084	0.0
2,491,129	(1)	Ginnie Mae Series 2014-99 IO, 4.500%, 06/20/2044	484,433	0.0
9,351,812		Ginnie Mae Series 2014-H03 FS, 0.731%, (US0001M + 0.650%), 02/20/2064	9,428,149	0.6
1,815,052		Ginnie Mae Series 2014-H04 FB, 0.731%, (US0001M + 0.650%), 02/20/2064	1,824,360	0.1
6,040,535		Ginnie Mae Series 2014-H05 FB, 0.681%, (US0001M + 0.600%), 12/20/2063	6,062,397	0.4
1,412,652		Ginnie Mae Series 2014-H06 FA, 0.651%, (US0001M + 0.570%), 03/20/2064	1,418,049	0.1
599,498		Ginnie Mae Series 2014-H06 HB, 0.731%, (US0001M + 0.650%), 03/20/2064	602,758	0.0
2,865,313		Ginnie Mae Series 2014-H11 VA, 0.581%, (US0001M + 0.500%), 06/20/2064	2,878,551	0.2
3,518,807		Ginnie Mae Series 2014-H15 FA, 0.581%, (US0001M + 0.500%), 07/20/2064	3,534,575	0.2
1,781,726		Ginnie Mae Series 2014-H21 FA, 0.731%, (US0001M + 0.650%), 10/20/2064	1,796,817	0.1
8,844,404	(2)	Ginnie Mae Series 2015-10 Q, 2.368%, 10/20/2044	9,056,605	0.6
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 2.071%, (-0.714*US0001M + 2.142%), 06/20/2045	148,836	0.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,121,634	0.8
2,545,064	(1)	Ginnie Mae Series 2015-149 IL, 4.500%, 10/20/2045	505,200	0.0
1,678,941	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	148,404	0.0
3,464,932		Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	3,620,381	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,016,478		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	$ 7,163,982	0.4
2,339,777		Ginnie Mae Series 2015-H03 FA, 0.581%, (US0001M + 0.500%), 12/20/2064	2,345,514	0.1
100,384		Ginnie Mae Series 2015-H04 FL, 0.551%, (US0001M + 0.470%), 02/20/2065	100,683	0.0
2,956,917		Ginnie Mae Series 2015-H05 FC, 0.561%, (US0001M + 0.480%), 02/20/2065	2,967,857	0.2
1,512,738		Ginnie Mae Series 2015-H06 FA, 0.561%, (US0001M + 0.480%), 02/20/2065	1,517,363	0.1
2,849,005		Ginnie Mae Series 2015-H08 FB, 0.711%, (US0001M + 0.630%), 03/20/2065	2,869,175	0.2
2,200,032		Ginnie Mae Series 2015-H08 FC, 0.561%, (US0001M + 0.480%), 03/20/2065	2,207,514	0.1
3,538,367		Ginnie Mae Series 2015-H09 FA, 0.701%, (US0001M + 0.620%), 04/20/2065	3,564,592	0.2
6,189,470		Ginnie Mae Series 2015-H10 FA, 0.681%, (US0001M + 0.600%), 04/20/2065	6,229,512	0.4
1,884,875		Ginnie Mae Series 2015-H10 FH, 0.681%, (US0001M + 0.600%), 04/20/2065	1,897,030	0.1
237,597		Ginnie Mae Series 2015-H12 FA, 0.561%, (US0001M + 0.480%), 05/20/2065	238,402	0.0
1,710,384		Ginnie Mae Series 2015-H12 FL, 0.311%, (US0001M + 0.230%), 05/20/2065	1,705,803	0.1
584,273		Ginnie Mae Series 2015-H14 FB, 0.511%, (US0001M + 0.430%), 05/20/2065	584,891	0.0
1,289,655		Ginnie Mae Series 2015-H18 FB, 0.681%, (US0001M + 0.600%), 07/20/2065	1,298,363	0.1
990,235		Ginnie Mae Series 2015-H20 FB, 0.681%, (US0001M + 0.600%), 08/20/2065	996,868	0.1
1,818,156		Ginnie Mae Series 2015-H22 FC, 0.681%, (US0001M + 0.600%), 09/20/2065	1,831,013	0.1
2,254,683		Ginnie Mae Series 2015-H23 FB, 0.601%, (US0001M + 0.520%), 09/20/2065	2,265,764	0.1
1,495,086		Ginnie Mae Series 2015-H26 FA, 0.601%, (US0001M + 0.520%), 10/20/2065	1,502,820	0.1
3,190,166		Ginnie Mae Series 2015-H26 FC, 0.681%, (US0001M + 0.600%), 08/20/2065	3,199,713	0.2
285,953		Ginnie Mae Series 2015-H26 FG, 0.601%, (US0001M + 0.520%), 10/20/2065	287,409	0.0
1,939,539		Ginnie Mae Series 2015-H27 FA, 0.831%, (US0001M + 0.750%), 09/20/2065	1,960,676	0.1
2,411,756		Ginnie Mae Series 2015-H29 FL, 0.681%, (US0001M + 0.600%), 11/20/2065	2,430,120	0.2
30,572,156		Ginnie Mae Series 2015-H30 FC, 0.741%, (US0001M + 0.660%), 11/20/2065	30,843,719	1.9
116,742		Ginnie Mae Series 2015-H30 FD, 0.681%, (US0001M + 0.600%), 10/20/2065	117,319	0.0
3,314,619		Ginnie Mae Series 2015-H30 FE, 0.681%, (US0001M + 0.600%), 11/20/2065	3,340,276	0.2
2,387,597		Ginnie Mae Series 2015-H31 FT, 0.731%, (US0001M + 0.650%), 11/20/2065	2,397,617	0.1
6,748,971	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	940,126	0.1
6,093,296	(1)	Ginnie Mae Series 2016-20 BS, 5.996%, (-1.000*US0001M + 6.100%), 02/20/2046	1,218,990	0.1
3,913,936	(2)	Ginnie Mae Series 2016-5 AB, 4.688%, 01/20/2046	4,364,961	0.3
6,008,168		Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	6,276,213	0.4
601,245		Ginnie Mae Series 2016-H01 FL, 0.731%, (US0001M + 0.650%), 12/20/2065	604,020	0.0
1,047,882		Ginnie Mae Series 2016-H02 FH, 1.081%, (US0001M + 1.000%), 01/20/2066	1,067,718	0.1
217,887		Ginnie Mae Series 2016-H03 FB, 0.731%, (US0001M + 0.650%), 01/20/2066	219,831	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,659,368		Ginnie Mae Series 2016-H04 FK, 1.131%, (US0001M + 1.050%), 02/20/2066	$ 2,692,292	0.2
361,642		Ginnie Mae Series 2016-H07 FK, 1.081%, (US0001M + 1.000%), 03/20/2066	368,384	0.0
6,198,799		Ginnie Mae Series 2016-H08 FT, 0.801%, (US0001M + 0.720%), 02/20/2066	6,228,965	0.4
1,137,274		Ginnie Mae Series 2016-H09 FB, 0.981%, (US0001M + 0.900%), 04/20/2066	1,155,929	0.1
2,532,227		Ginnie Mae Series 2016-H11 F, 0.881%, (US0001M + 0.800%), 05/20/2066	2,564,808	0.2
1,095,868		Ginnie Mae Series 2016-H11 FE, 0.931%, (US0001M + 0.850%), 04/20/2066	1,111,586	0.1
2,885,879		Ginnie Mae Series 2016-H13 FD, 0.590%, (H15T1Y + 0.450%), 05/20/2066	2,866,760	0.2
628,114		Ginnie Mae Series 2016-H13 FT, 0.661%, (US0001M + 0.580%), 05/20/2066	629,761	0.0
360,793		Ginnie Mae Series 2016-H20 FG, 0.781%, (US0001M + 0.700%), 08/20/2066	362,656	0.0
2,248,073		Ginnie Mae Series 2016-H21 FH, 0.931%, (US0001M + 0.850%), 09/20/2066	2,281,709	0.1
5,351,434		Ginnie Mae Series 2016-H23 F, 0.831%, (US0001M + 0.750%), 10/20/2066	5,413,865	0.3
3,649,625		Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,802,760	0.2
1,611,181		Ginnie Mae Series 2017-122 CZ, 3.000%, 08/20/2047	1,751,334	0.1
2,679,664	(1)	Ginnie Mae Series 2017-123 IO, 5.000%, 08/16/2047	580,561	0.0
2,890,000		Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,032,738	0.2
1,826,152		Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	1,916,393	0.1
4,859,716		Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,162,123	0.3
27,750,393		Ginnie Mae Series 2017-H05 FC, 0.831%, (US0001M + 0.750%), 02/20/2067	28,099,387	1.7
1,268,315		Ginnie Mae Series 2017-H07 FG, 0.541%, (US0001M + 0.460%), 02/20/2067	1,270,776	0.1
173,385		Ginnie Mae Series 2017-H14 FD, 0.551%, (US0001M + 0.470%), 06/20/2067	173,876	0.0
1,485,958		Ginnie Mae Series 2017-H14 FV, 0.581%, (US0001M + 0.500%), 06/20/2067	1,492,267	0.1
2,234,735		Ginnie Mae Series 2017-H17 FG, 0.581%, (US0001M + 0.500%), 08/20/2067	2,241,414	0.1
1,592,718		Ginnie Mae Series 2017-H19 FA, 0.531%, (US0001M + 0.450%), 08/20/2067	1,594,581	0.1
26,550,254		Ginnie Mae Series 2017-H23 FC, 0.531%, (US0001M + 0.450%), 11/20/2067	26,598,719	1.6
1,666,627		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,762,126	0.1
323,858		Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	363,741	0.0
2,774,665		Ginnie Mae Series 2018-H04 FM, 0.381%, (US0001M + 0.300%), 03/20/2068	2,770,629	0.2
680,132		Ginnie Mae Series 2018-H07 FE, 0.431%, (US0001M + 0.350%), 02/20/2068	679,902	0.0
6,530,179		Ginnie Mae Series 2018-H14 FG, 0.431%, (US0001M + 0.350%), 09/20/2068	6,528,414	0.4
7,281,135		Ginnie Mae Series 2018-H18 FC, 0.431%, (US0001M + 0.350%), 08/20/2065	7,278,589	0.4
2,768,278		Ginnie Mae Series 2019-1 LZ, 3.500%, 01/20/2049	3,035,211	0.2
2,735,943		Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	2,876,536	0.2
4,420,169		Ginnie Mae Series 2019-100 FD, 0.504%, (US0001M + 0.400%), 08/20/2049	4,445,940	0.3
1,179,324		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	171,490	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,000,000	(1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	$ 3,346,830	0.2
1,112,999		Ginnie Mae Series 2019-H01 FJ, 0.381%, (US0001M + 0.300%), 09/20/2068	1,111,998	0.1
1,536,610		Ginnie Mae Series 2019-H01 FL, 0.531%, (US0001M + 0.450%), 12/20/2068	1,539,950	0.1
3,942,176		Ginnie Mae Series 2019-H05 FL, 0.561%, (US0001M + 0.480%), 03/20/2069	3,952,753	0.2
257,614		Ginnie Mae Series 2019-H10 FM, 0.481%, (US0001M + 0.400%), 05/20/2069	257,782	0.0
2,988,136		Ginnie Mae Series 2019-H19 FB, 0.531%, (US0001M + 0.450%), 11/20/2069	2,993,537	0.2
26,818,841	(1)	Ginnie Mae Series 2020-47 LI, 3.500%, 04/20/2050	3,629,882	0.2
1,555,639		Ginnie Mae Series 2020-H01 FT, 0.610%, (H15T1Y + 0.500%), 01/20/2070	1,547,601	0.1
7,732,730		Ginnie Mae Series 2020-H10 FD, 0.504%, (US0001M + 0.400%), 05/20/2070	7,736,688	0.5
10,949,702	(1)	Ginnie Mae Series 2021-58 SB, 6.196%, (-1.000*US0001M + 6.300%), 04/20/2051	1,914,621	0.1
17,683,584	(1)	Ginnie Mae Series 2021-77 SK, 3.196%, (-1.000*US0001M + 3.300%), 05/20/2051	1,389,367	0.1
101,137	(2)	Ginnie Mae Series 2021-H09 Z, 3.073%, 10/20/2066	107,542	0.0
853,972		Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	882,263	0.1
5,036,105		Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	5,362,490	0.3
6,035,000		Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	6,392,668	0.4
1,090,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	1,138,353	0.1
1,574,873		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,656,236	0.1

	Total Collateralized Mortgage Obligations
	(Cost $829,296,972)		834,094,362	50.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.5%
		Federal Home Loan Mortgage Corporation: 1.3%(4)
917,513		3.500%,07/01/2047	975,505	0.1
2,150,979		3.500%,12/01/2047	2,288,347	0.2
3,774,733		3.500%,03/01/2048	4,063,532	0.3
4,254,308		3.500%,11/01/2048	4,581,240	0.3
1,355,306		4.000%,07/01/2047	1,453,389	0.1
568,290		4.500%,08/01/2047	615,139	0.1
481,250		5.000%,11/01/2035	533,836	0.0
29,414		5.000%,12/01/2035	33,323	0.0
15,020		5.000%,01/01/2038	17,112	0.0
14,833		5.000%,03/01/2038	16,825	0.0
49,917		5.000%,03/01/2038	56,684	0.0
104,242		5.000%,02/01/2039	113,725	0.0
507,898		5.000%,07/01/2039	576,701	0.0
173,283		5.000%,01/01/2040	196,605	0.0
536,400		5.000%,04/01/2040	601,870	0.0
1,626,959		5.000%,10/01/2040	1,838,417	0.1
157,636		5.000%,05/01/2041	171,973	0.0
136,630		5.290%,10/01/2037	149,593	0.0
25,161		5.410%,07/01/2037	27,593	0.0
13,358		5.410%,08/01/2037	14,635	0.0
36,562		5.440%,01/01/2037	40,105	0.0
18,819		5.440%,02/01/2037	20,634	0.0
47,832		5.440%,04/01/2037	52,502	0.0
29,686		5.440%,09/01/2037	32,560	0.0
28,261		5.440%,02/01/2038	31,001	0.0
100,934		5.450%,12/01/2037	110,060	0.0
130,970		5.450%,12/01/2037	142,243	0.0
38,891		5.460%,05/01/2037	42,673	0.0
33,619		5.460%,08/01/2037	36,890	0.0
37,037		5.460%,01/01/2038	40,405	0.0
35,811		5.480%,08/01/2037	39,301	0.0
75,150		5.500%,08/01/2037	83,342	0.0
88,874		5.500%,11/01/2037	97,913	0.0
17,114		5.520%,10/01/2037	18,792	0.0
37,680		5.620%,12/01/2036	41,409	0.0
62,324		5.620%,03/01/2037	68,513	0.0
63,793		5.620%,08/01/2037	70,168	0.0
73,673		5.625%,12/01/2036	80,952	0.0
176,486		5.625%,01/01/2037	194,075	0.0
164,505		5.625%,03/01/2037	180,855	0.0
89,386		5.625%,06/01/2037	98,210	0.0
79,098		5.625%,07/01/2037	86,906	0.0
43,712		5.625%,02/01/2038	48,030	0.0
559,245		5.750%,09/01/2037	636,289	0.1
76,568		5.750%,10/01/2037	84,229	0.0
62,776		5.750%,11/01/2037	69,033	0.0
93,647		6.090%,12/01/2037	103,227	0.0
5,402		7.500%,01/01/2030	6,252	0.0
7,600		8.000%,01/01/2030	7,632	0.0
			20,890,245	1.3

		Federal National Mortgage Association: 0.6%(4)
65,308		3.125%,11/01/2041	69,178	0.0
28,143		3.250%,04/01/2041	29,765	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
100,052		3.475%,10/01/2041	$ 105,915	0.0
77,338		3.625%,08/01/2041	83,078	0.0
53,579		3.625%,08/01/2041	57,563	0.0
88,120		3.750%,09/01/2041	94,737	0.0
63,217		3.750%,10/01/2041	67,968	0.0
5,686,215		4.000%,07/01/2056	6,194,395	0.4
1,046,767		4.500%,09/01/2047	1,186,651	0.1
252,097		5.290%,09/01/2037	264,905	0.0
278,594		5.290%,11/01/2037	301,126	0.1
79,525		5.290%,12/01/2037	82,314	0.0
254,180		5.290%,04/01/2038	271,153	0.0
47,541		5.350%,04/01/2029	51,937	0.0
34,935		5.350%,09/01/2029	38,334	0.0
66,562		5.390%,05/01/2038	75,656	0.0
163,467		5.440%,08/01/2047	173,605	0.0
115,768		5.440%,08/01/2047	125,031	0.0
173,615		5.440%,08/01/2047	184,422	0.0
174,673		5.440%,09/01/2047	185,548	0.0
273,785		5.440%,10/01/2047	296,087	0.0
92,757		5.440%,05/01/2048	100,182	0.0
63,737		5.620%,12/01/2036	68,223	0.0
17,240		5.875%,06/01/2035	17,314	0.0
102,281		5.890%,08/01/2047	108,743	0.0
110,444		5.890%,10/01/2047	118,008	0.0
13,319		5.900%,09/01/2028	14,012	0.0
9,914		6.600%,07/01/2027	9,961	0.0
23,469		6.600%,09/01/2027	23,711	0.0
25,349		6.600%,11/01/2027	25,530	0.0
21,982		6.600%,06/01/2028	22,140	0.0
			10,447,192	0.6

		Government National Mortgage Association: 68.2%
2,994,533		2.000%,11/20/2051	3,025,753	0.2
255,254,000	(5)	2.000%,01/15/2052	257,578,442	15.7
60,179,183		2.500%,09/20/2051	61,722,590	3.8
277,620,000	(5)	2.500%,01/15/2052	284,321,614	17.3
171,885		3.000%,12/15/2041	181,412	0.0
179,245		3.000%,01/15/2042	189,286	0.0
128,777		3.000%,01/15/2042	136,030	0.0
179,208		3.000%,01/15/2042	189,246	0.0
654,308		3.000%,02/15/2042	689,943	0.1
331,769		3.000%,03/15/2042	346,515	0.0
145,896		3.000%,04/15/2042	154,117	0.0
60,378		3.000%,05/15/2042	63,762	0.0
47,089		3.000%,06/15/2042	49,729	0.0
801,662		3.000%,04/20/2045	837,067	0.1
348,028		3.000%,11/20/2045	361,843	0.0
181,424		3.000%,12/20/2045	188,111	0.0
111,446		3.000%,12/20/2045	115,447	0.0
223,840		3.000%,12/20/2045	231,974	0.0
67,594		3.000%,01/20/2046	70,028	0.0
2,741,084		3.000%,02/20/2050	2,839,039	0.2
3,457,883		3.000%,10/20/2051	3,588,495	0.2
24,814,776		3.000%,10/20/2051	25,986,805	1.6
19,965,797		3.000%,11/20/2051	20,909,764	1.3
232,540,000	(5)	3.000%,01/15/2052	240,616,303	14.7
4,528,482		3.180%,04/15/2041	4,490,801	0.3
19,102		3.250%,11/15/2040	19,834	0.0
51,868		3.250%,03/15/2041	53,876	0.0
362,263		3.250%,04/15/2041	379,726	0.0
144,257		3.250%,05/15/2041	149,753	0.0
367,898		3.250%,06/15/2041	385,795	0.0
61,171		3.250%,07/15/2041	63,537	0.0
520,217		3.250%,07/15/2041	548,248	0.1
681,184		3.250%,08/15/2041	720,849	0.1
344,581		3.250%,09/15/2041	362,202	0.0
212,838		3.250%,09/15/2041	221,299	0.0
183,952		3.250%,11/15/2041	191,337	0.0
42,844		3.250%,11/15/2041	44,503	0.0
68,758		3.250%,12/15/2041	71,418	0.0
39,622		3.250%,04/15/2042	41,157	0.0
81,167		3.250%,06/15/2042	84,307	0.0
85,606		3.250%,06/15/2042	88,921	0.0
1,138,390		3.500%,04/20/2043	1,219,154	0.1
1,333,645		3.500%,06/20/2045	1,421,540	0.1
3,550,799		3.500%,04/20/2046	3,752,696	0.2
5,543,138		3.500%,03/20/2047	6,009,014	0.4
695,353		3.500%,07/20/2047	730,620	0.1
1,221,842		3.500%,07/20/2047	1,299,624	0.1
27,432,584		3.500%,12/20/2047	29,250,559	1.8
9,765,696		3.500%,01/20/2048	10,454,110	0.7
3,989,591		3.500%,02/20/2048	4,300,340	0.3
7,249,244		3.500%,02/20/2048	7,742,411	0.5
13,954,552		3.500%,03/20/2048	14,979,630	0.9
12,000,000	(5)	3.500%,01/15/2052	12,495,886	0.8
54,955		3.650%,12/15/2040	58,839	0.0
19,329		3.750%,09/15/2041	20,376	0.0
314,319		3.750%,09/15/2041	335,466	0.0
122,439		3.750%,10/15/2041	129,179	0.0
136,353		3.750%,10/15/2041	143,789	0.0
2,745,014		3.750%,05/20/2042	2,905,579	0.2
2,412,803		3.750%,05/20/2042	2,554,304	0.2
132,922		3.900%,10/15/2041	140,942	0.0
80,270		4.000%,05/20/2033	86,036	0.0
10,939		4.000%,08/15/2033	11,608	0.0
32,887		4.000%,01/15/2034	34,958	0.0
427,290		4.000%,05/20/2034	451,241	0.0
1,149,129		4.000%,07/20/2034	1,219,729	0.1
478,032		4.000%,07/20/2034	505,522	0.0
82,653		4.000%,08/20/2035	87,209	0.0
738,365		4.000%,09/20/2040	782,372	0.1
1,440,031		4.000%,07/20/2041	1,520,272	0.1
5,707,471		4.000%,08/20/2042	6,184,945	0.4
174,981		4.000%,09/15/2042	186,067	0.0
991,850		4.000%,10/20/2043	1,074,897	0.1
1,640,817		4.000%,12/20/2044	1,760,384	0.1
1,670,017		4.000%,01/20/2045	1,791,712	0.1
413,256		4.000%,06/20/2045	447,136	0.0
1,733,367		4.000%,07/20/2045	1,874,388	0.1
1,891,501		4.000%,09/20/2045	2,047,245	0.1
105,817		4.000%,12/20/2045	111,695	0.0
3,512,342		4.000%,01/20/2046	3,768,352	0.2
378,524		4.000%,01/20/2046	402,560	0.0
88,690		4.000%,02/20/2046	95,689	0.0
2,238,373		4.000%,03/20/2046	2,410,817	0.2
1,083,325		4.000%,04/20/2046	1,152,118	0.1
463,185		4.000%,08/20/2046	493,244	0.0
1,750,410		4.000%,09/20/2047	1,850,413	0.1
19,543,369		4.000%,02/20/2050	20,598,074	1.3
1,054	(2)	4.140%,04/20/2063	1,056	0.0
969,466	(2)	4.252%,10/20/2064	1,013,609	0.1
5,216	(2)	4.340%,09/20/2062	5,282	0.0
20,775	(2)	4.444%,04/20/2065	21,592	0.0
115,827		4.450%,07/15/2040	124,186	0.0
64,344		4.450%,09/15/2040	68,925	0.0
62,717		4.450%,10/15/2040	67,240	0.0
48,565	(2)	4.472%,02/20/2068	50,466	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
32,582	(2)	4.476%,04/20/2066	$ 33,914	0.0
5,321		4.500%,07/20/2036	5,632	0.0
524,824		4.500%,10/15/2039	591,621	0.1
398,440		4.500%,11/15/2039	450,799	0.0
323,500		4.500%,11/15/2039	367,367	0.0
115,616		4.500%,12/15/2039	131,286	0.0
285,975		4.500%,01/15/2040	321,066	0.0
25,363		4.500%,01/20/2040	27,019	0.0
1,287,774		4.500%,02/15/2040	1,444,854	0.1
52,908		4.500%,06/15/2040	58,625	0.0
23,830		4.500%,07/20/2040	25,368	0.0
131,279		4.500%,08/20/2040	139,660	0.0
738,591		4.500%,09/20/2041	818,336	0.1
319,626		4.500%,10/20/2048	338,109	0.0
149,515		4.500%,11/20/2048	158,275	0.0
4,550,626		4.500%,12/20/2048	4,816,680	0.3
113,461		4.500%,01/20/2049	120,061	0.0
401,151		4.500%,03/20/2049	424,479	0.0
66,778		4.500%,05/20/2049	70,654	0.0
7,090,388		4.500%,11/20/2049	7,505,942	0.5
9,126,212		4.500%,12/20/2049	9,650,254	0.6
828,556	(2)	4.509%,01/20/2065	876,615	0.1
1,750,021	(2)	4.528%,01/20/2065	1,843,889	0.1
1,753,374	(2)	4.550%,02/20/2065	1,850,048	0.1
21,711	(2)	4.555%,10/20/2067	22,748	0.0
32,812		4.580%,12/20/2033	35,010	0.0
28,854		4.580%,01/20/2034	30,823	0.0
44,202		4.580%,03/20/2034	46,826	0.0
34,622		4.580%,04/20/2034	36,989	0.0
44,860		4.580%,04/20/2034	47,925	0.0
43,594		4.580%,06/20/2034	46,575	0.0
171,824	(2)	4.673%,09/20/2064	182,590	0.0
530,147	(2)	4.681%,09/20/2064	550,413	0.1
327,231	(2)	4.681%,10/20/2064	346,377	0.0
414	(2)	4.700%,06/20/2061	453	0.0
3,850	(2)	4.700%,08/20/2061	4,016	0.0
559,658		4.750%,06/15/2029	611,708	0.1
146,381		4.750%,01/15/2030	159,206	0.0
53,551		4.750%,06/20/2033	56,944	0.0
33,078		4.750%,07/20/2033	34,976	0.0
59,346		4.750%,07/20/2033	63,093	0.0
48,574		4.750%,07/20/2033	51,618	0.0
26,713		4.750%,08/20/2033	28,398	0.0
63,128		4.750%,08/20/2033	67,111	0.0
22,486		4.750%,09/20/2033	23,904	0.0
56,354		4.750%,10/20/2033	60,282	0.0
24,851		4.750%,11/20/2033	26,415	0.0
22,107		4.750%,12/20/2033	23,497	0.0
211,203		4.750%,09/15/2034	235,457	0.0
37,927		4.920%,03/20/2033	40,403	0.0
24,020		4.920%,04/20/2033	25,574	0.0
46,314		4.920%,04/20/2033	49,328	0.0
30,365		4.920%,05/20/2033	32,343	0.0
30,842		4.920%,05/20/2033	32,836	0.0
27,642		4.920%,05/20/2033	29,432	0.0
29,934		4.920%,05/20/2033	31,887	0.0
7,461		5.000%,03/20/2024	7,910	0.0
667,919		5.000%,04/20/2030	724,945	0.1
168,595		5.000%,07/15/2033	189,904	0.0
54,135		5.000%,03/15/2034	61,817	0.0
32,493		5.000%,04/15/2034	36,607	0.0
64,517		5.000%,01/15/2035	72,684	0.0
88,937		5.000%,03/15/2035	100,186	0.0
10,452		5.000%,03/15/2035	11,938	0.0
48,452		5.000%,04/15/2035	55,386	0.0
224,855		5.000%,04/15/2035	258,365	0.0
17,686		5.000%,05/15/2035	20,160	0.0
50,488		5.000%,05/20/2035	56,338	0.0
264,089		5.000%,11/20/2035	294,644	0.0
123,132		5.000%,04/20/2036	137,471	0.0
41,877		5.000%,06/20/2038	43,921	0.0
15,211		5.000%,08/20/2038	16,313	0.0
170,243		5.000%,10/20/2038	181,202	0.0
30,216		5.000%,11/20/2038	31,536	0.0
113,737		5.000%,01/20/2039	120,956	0.0
53,682		5.000%,02/15/2039	60,425	0.0
158,067		5.000%,03/15/2039	177,950	0.0
686,618		5.000%,11/15/2039	792,915	0.1
681,057		5.000%,11/15/2039	787,401	0.1
60,902		5.000%,11/15/2039	68,608	0.0
90,129		5.000%,04/15/2040	103,536	0.0
681,098		5.000%,09/15/2040	784,693	0.1
565,698		5.000%,07/20/2041	639,568	0.1
9,158		5.250%,01/15/2024	9,393	0.0
40,360		5.250%,06/15/2028	44,403	0.0
62,669		5.250%,06/15/2029	69,245	0.0
882,548		5.250%,01/20/2036	973,158	0.1
113,401		5.290%,07/20/2037	122,445	0.0
162,326		5.290%,08/20/2037	175,312	0.0
229,429		5.290%,09/20/2037	247,657	0.0
98,271		5.290%,09/20/2037	106,084	0.0
113,977		5.290%,01/20/2038	123,052	0.0
5,285		5.350%,01/15/2029	5,944	0.0
9,794		5.350%,01/20/2029	10,570	0.0
29,772		5.350%,04/20/2029	32,203	0.0
29,014		5.350%,06/20/2029	31,381	0.0
35,359		5.350%,10/20/2029	38,243	0.0
78,506		5.350%,07/20/2033	85,562	0.0
13,692		5.350%,08/20/2033	14,806	0.0
145,864		5.390%,08/20/2038	152,551	0.0
72,811		5.390%,09/15/2038	81,893	0.0
25,677		5.490%,08/20/2033	27,909	0.0
45,853		5.490%,09/20/2033	49,826	0.0
224,790		5.490%,09/20/2033	244,954	0.0
54,547		5.490%,09/20/2033	59,287	0.0
44,318		5.490%,09/20/2033	48,031	0.0
202,392		5.490%,10/20/2033	220,562	0.0
289,982		5.490%,10/20/2033	316,798	0.0
186,248		5.490%,11/20/2033	202,348	0.0
288,267		5.490%,11/20/2033	315,926	0.0
142,928		5.490%,12/20/2033	155,591	0.0
226,110		5.490%,12/20/2033	245,541	0.0
169,639		5.490%,12/20/2033	184,736	0.0
45,893		5.490%,01/20/2034	49,858	0.0
130,303		5.490%,03/20/2034	141,294	0.0
39,025		5.490%,03/20/2034	42,352	0.0
39,343		5.490%,06/20/2034	42,764	0.0
20,671		5.500%,08/15/2024	20,847	0.0
14,169		5.500%,08/20/2024	15,377	0.0
513		5.500%,04/20/2029	558	0.0
185,351		5.500%,09/15/2029	205,892	0.0
134,269		5.500%,10/15/2029	149,922	0.0
28,589		5.500%,12/20/2032	32,751	0.0
94,031		5.500%,08/20/2033	108,107	0.0
60,061		5.500%,11/20/2033	61,414	0.0
26,378		5.500%,12/20/2033	29,991	0.0
62,809		5.500%,03/20/2034	64,242	0.0
154,312		5.500%,04/20/2034	177,846	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
113,656		5.500%,04/20/2034	$ 118,657	0.0
163,472		5.500%,06/20/2034	178,018	0.0
81,948		5.500%,06/20/2034	84,440	0.0
71,104		5.500%,07/20/2034	77,339	0.0
103,024		5.500%,01/20/2035	107,837	0.0
156,126		5.500%,05/15/2035	171,925	0.0
24,913		5.500%,06/20/2035	27,090	0.0
195,102		5.500%,07/15/2035	215,118	0.0
175,988		5.500%,08/15/2035	193,847	0.0
117,074		5.500%,09/20/2035	127,495	0.0
148,383		5.500%,04/15/2036	163,356	0.0
34,559		5.500%,06/20/2036	39,927	0.0
4,377		5.500%,06/20/2038	4,803	0.0
17,715		5.500%,08/20/2038	19,447	0.0
7,653		5.500%,09/20/2038	8,377	0.0
1,512		5.500%,10/20/2038	1,627	0.0
24,217		5.500%,11/20/2038	26,534	0.0
2,172		5.500%,12/20/2038	2,379	0.0
48,042		5.500%,01/15/2039	52,863	0.0
5,814		5.500%,01/20/2039	6,246	0.0
27,502		5.500%,06/15/2039	30,212	0.0
16,432		5.500%,06/20/2039	17,714	0.0
25,624		5.500%,10/20/2039	29,468	0.0
170,696		5.500%,09/15/2040	188,026	0.0
38,843		5.580%,12/20/2033	42,617	0.0
71,975		5.580%,12/20/2033	78,147	0.0
175,762		5.580%,01/20/2034	191,494	0.0
49,302		5.580%,02/20/2034	53,598	0.0
57,000		5.580%,03/20/2034	61,961	0.0
128,000		5.580%,04/20/2034	139,361	0.0
100,982		5.580%,04/20/2034	111,156	0.0
46,982		5.580%,04/20/2034	51,532	0.0
32,489		5.580%,06/20/2034	35,652	0.0
35,313		5.580%,06/20/2034	38,842	0.0
55,045		5.580%,09/20/2034	60,407	0.0
206,239		5.590%,06/20/2033	224,757	0.0
14,615		5.590%,07/20/2033	15,898	0.0
94,231		5.590%,07/20/2033	102,507	0.0
202,811		5.590%,07/20/2033	221,578	0.0
31,584		5.590%,07/20/2033	34,730	0.0
131,068		5.590%,08/20/2033	142,749	0.0
25,100		5.590%,09/20/2033	27,549	0.0
41,825		5.590%,09/20/2033	45,974	0.0
164,399		5.590%,09/20/2033	179,268	0.0
63,775		5.590%,10/20/2033	70,125	0.0
26,522		5.590%,11/20/2033	29,086	0.0
48,369		5.590%,11/20/2033	53,181	0.0
49,314		5.590%,11/20/2033	54,231	0.0
34,574		5.590%,11/20/2033	37,956	0.0
76,892		5.590%,12/20/2033	84,375	0.0
124,176		5.740%,08/20/2037	135,202	0.0
80,642		5.740%,09/20/2037	87,786	0.0
246,200		5.740%,09/20/2037	268,309	0.0
151,802		5.740%,10/20/2037	165,167	0.0
89,499		5.740%,04/20/2038	97,452	0.0
33,464		5.750%,11/15/2024	34,044	0.0
485,000		5.750%,07/15/2029	522,348	0.0
334,452		5.750%,08/15/2029	363,574	0.0
453,764		5.750%,11/15/2029	488,703	0.0
64,470		5.750%,11/15/2029	70,085	0.0
144,819		5.770%,03/20/2033	157,837	0.0
40,284		5.770%,03/20/2033	43,865	0.0
103,105		5.770%,04/20/2033	112,369	0.0
36,021		5.770%,04/20/2033	39,216	0.0
132,880		5.770%,05/20/2033	144,807	0.0
81,489		5.770%,05/20/2033	88,719	0.0
34,902		5.770%,05/20/2033	38,000	0.0
37,433		5.770%,06/20/2033	40,725	0.0
62,206		5.770%,07/20/2033	67,723	0.0
74,774		5.770%,07/20/2033	81,401	0.0
183		5.770%,11/20/2033	182	0.0
29,858		5.900%,05/20/2028	32,519	0.0
26,748		5.900%,09/20/2028	29,117	0.0
1,184,274		5.970%,11/15/2031	1,183,723	0.1
6,096		6.000%,01/20/2024	6,150	0.0
21,999		6.000%,10/15/2025	24,180	0.0
117,986		6.000%,04/15/2026	127,389	0.0
32,470		6.000%,10/20/2027	35,373	0.0
95,300		6.000%,05/15/2029	102,364	0.0
89,265		6.000%,07/15/2029	90,904	0.0
48,980		6.000%,10/20/2034	56,468	0.0
121,636		6.000%,03/15/2037	141,444	0.0
64,037		6.000%,08/20/2038	71,107	0.0
12,083		6.000%,09/20/2038	13,045	0.0
28,085		6.000%,10/20/2038	31,648	0.0
70,707		6.000%,11/15/2038	77,871	0.0
75,121		6.000%,12/15/2038	82,718	0.0
235,002		6.000%,08/15/2039	260,291	0.0
183,221		6.000%,08/15/2039	201,839	0.0
15,335		6.490%,01/15/2028	16,869	0.0
19,438		6.500%,07/20/2029	21,654	0.0
43,856		6.500%,07/20/2032	45,110	0.0
77,267		6.500%,02/15/2034	82,605	0.0
182		6.500%,09/20/2034	187	0.0
5,801		7.500%,08/20/2027	6,434	0.0
			1,120,907,689	68.2

		Uniform Mortgage-Backed Securities: 2.4%
1,000,000	(5)	2.500%,01/15/2052	1,020,317	0.1
2,992,241		2.000%,12/01/2051	2,986,720	0.2
2,991,087		2.500%,12/01/2051	3,055,464	0.2
2,960,115		3.000%,11/01/2051	3,077,455	0.2
51,159		5.000%,04/01/2029	56,239	0.0
27,581		5.000%,05/01/2033	30,781	0.0
545,822		5.000%,06/01/2033	612,810	0.1
82,716		5.000%,11/01/2033	93,455	0.0
650,959		5.000%,04/01/2034	735,018	0.1
101,673		5.000%,03/01/2035	114,558	0.0
1,221,302		5.000%,07/01/2035	1,382,375	0.1
615,651		5.000%,08/01/2035	691,497	0.1
763,769		5.000%,01/01/2040	866,647	0.1
1,714,767		5.000%,05/01/2040	1,932,085	0.1
163,358		5.000%,06/01/2040	184,035	0.0
532,198		5.000%,09/01/2040	597,975	0.1
1,543,788		5.000%,02/01/2041	1,750,485	0.1
1,849,898		5.000%,09/01/2041	2,068,390	0.1
196,582		5.000%,05/01/2042	220,365	0.0
2,000,000	(5)	3.500%,02/15/2052	2,102,636	0.1
7,116,177		4.000%,05/01/2042	7,820,002	0.5
458,451		4.000%,05/01/2045	498,542	0.0
425,162		4.000%,08/01/2046	461,659	0.0
410,676		4.250%,08/01/2035	445,562	0.0
408,757		4.750%,11/01/2034	452,071	0.0
189,263		4.750%,11/01/2034	204,676	0.0
264,866		4.750%,02/01/2035	288,470	0.0
483,942		4.750%,04/01/2035	535,385	0.0
406,058		4.750%,05/01/2035	449,214	0.0
562,995		4.750%,07/01/2035	624,774	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
72,026		4.750%,07/01/2035	$ 77,834	0.0
48,222		5.000%,02/01/2033	52,564	0.0
91,090		5.000%,07/01/2033	99,311	0.0
1,336,472		5.000%,03/01/2034	1,506,781	0.1
80,907		5.000%,03/01/2036	88,196	0.0
143,685		5.000%,05/01/2036	156,745	0.0
89,367		5.030%,05/01/2037	97,475	0.0
97,178		5.030%,09/01/2037	106,031	0.0
46,289		5.155%,11/01/2036	50,568	0.0
153,366		5.155%,01/01/2037	167,577	0.0
38,250		5.250%,04/01/2032	41,824	0.0
123,342		5.250%,04/01/2032	135,112	0.0
26,110		5.280%,11/01/2036	28,572	0.0
107,604		5.280%,11/01/2036	117,702	0.0
44,104		5.280%,01/01/2037	48,254	0.0
91,601		5.290%,08/01/2037	100,200	0.0
310,986		5.290%,09/01/2037	342,477	0.0
70,943		5.290%,09/01/2037	77,604	0.0
26,743		5.300%,10/01/2036	29,254	0.0
18,488		5.300%,10/01/2036	20,221	0.0
114,661		5.300%,12/01/2036	125,442	0.0
78,889		5.300%,12/01/2036	86,272	0.0
64,711		5.300%,02/01/2037	70,826	0.0
50,365		5.300%,05/01/2037	55,127	0.0
236,678		5.300%,08/01/2037	259,812	0.0
120,537		5.390%,12/01/2037	131,922	0.0
166,313		5.405%,11/01/2036	182,252	0.0
217,274		5.405%,02/01/2037	238,432	0.0
81,426		5.740%,07/01/2037	89,383	0.0
11,275		7.500%,05/01/2028	11,316	0.0
			39,954,748	2.4

	Total U.S. Government Agency Obligations
	(Cost $1,186,936,178)		1,192,199,874	72.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.9%
9,276,269	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.354%, 01/25/2030	879,055	0.1
28,112,055	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.690%, 03/25/2030	3,418,148	0.2
19,457,733	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.697%, 04/25/2030	2,331,752	0.2
2,992,450	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.932%, 09/25/2030	209,157	0.0
16,540,461	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.512%, 05/25/2035	2,599,128	0.2
14,981,608	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.331%, 07/25/2035	2,119,121	0.1
34,887,451	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.610%, 12/25/2035	2,236,150	0.1
24,899,219	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.758%, 09/25/2027	955,361	0.1
31,466,000	(1)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	2,719,924	0.2
34,864,158	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	4,698,611	0.3
280,856	(2)	Ginnie Mae 2004-23 Z, 5.762%, 03/16/2044	303,461	0.0
4,137,341	(1),(2)	Ginnie Mae 2006-67 IO, 0.469%, 11/16/2046	11,357	0.0
358,053	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	357,894	0.0
569,684		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	583,734	0.0
229,651	(1),(2)	Ginnie Mae 2008-45 IO, 0.855%, 02/16/2048	289	0.0
176,114	(2)	Ginnie Mae 2009-115 D, 4.776%, 01/16/2050	181,159	0.0
1,171,266	(1),(2)	Ginnie Mae 2010-122 IO, 0.242%, 02/16/2044	1,165	0.0
60,156	(1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	682	0.0
14,403,970	(1),(2)	Ginnie Mae 2011-47 IO, 0.157%, 01/16/2051	48,680	0.0
60,990	(2)	Ginnie Mae 2011-53 B, 3.892%, 05/16/2051	61,617	0.0
1,872,838	(2)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,990,247	0.1
10,590,524		Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	11,169,160	0.7
1,890,521		Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	2,003,986	0.1
1,880,668		Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,992,262	0.1
2,485,132	(2)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,644,692	0.2
2,194,087		Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,295,220	0.1
9,911,325		Ginnie Mae 2021-60 GA, 3.100%, 05/16/2056	9,894,727	0.6
5,051,265		Ginnie Mae 2021-79, 1.750%, 08/16/2063	4,309,210	0.3
2,521,957		Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	2,106,168	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	$ 2,095,637	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $64,441,381)	64,217,754	3.9

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
1,637,402	Fannie Mae Grantor Trust 2001-T9 A1, 0.213%, (US0001M + 0.220%), 09/25/2031	1,616,353	0.1
96,360	(2) Fannie Mae Grantor Trust 2003-T4 2A6, 4.589%, 07/26/2033	101,822	0.0
27,138	(2) Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	28,942	0.0
18,726	(2) Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	18,740	0.0
19,439	(2) Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	20,952	0.0

	Total Asset-Backed Securities
	(Cost $1,778,538)	1,786,809	0.1

	Total Long-Term Investments
	(Cost $2,082,453,069)	2,092,298,799	127.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 20.9%
	U.S. Treasury Bills: 20.9%
125,000,000	(6) United States Cash Management Bill, 0.070%, 04/26/2022	124,972,535	7.6
132,000,000	(6) United States Treasury Bill, 0.010%, 01/13/2022	131,999,633	8.0
8,000,000	(6) United States Treasury Bill, 0.050%, 03/31/2022	7,999,079	0.5
79,000,000	(6) United States Treasury Bill, 0.190%, 06/30/2022	78,923,891	4.8

	Total U.S. Treasury Bills

	Total Short-Term Investments
	(Cost $343,874,313)	343,895,138	20.9

	Total Investments in Securities (Cost $2,426,327,382)	$ 2,436,193,937	148.2
	Liabilities in Excess of Other Assets	(792,202,763)	(48.2)
	Net Assets	$ 1,643,991,174	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2021.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$834,094,362	$–	$834,094,362
U.S. Government Agency Obligations	–	1,192,199,874	–	1,192,199,874
Commercial Mortgage-Backed Securities	–	64,217,754	–	64,217,754
Asset-Backed Securities	–	1,786,809	–	1,786,809
Short-Term Investments	–	343,895,138	–	343,895,138
Total Investments, at fair value	$–	$2,436,193,937	$–	$2,436,193,937
Other Financial Instruments+
Futures	98,774	–	–	98,774
Total Assets	$98,774	$2,436,193,937	$–	$2,436,292,711
Liabilities Table
Other Financial Instruments+
Futures	$(2,511,622)	$–	$–	$(2,511,622)
Total Liabilities	$(2,511,622)	$–	$–	$(2,511,622)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 10-Year Note	(1,360)	03/22/22	$(177,437,500)	$(2,042,747)
U.S. Treasury 2-Year Note	(99)	03/31/22	(21,599,016)	12,219
U.S. Treasury 5-Year Note	(370)	03/31/22	(44,761,328)	(188,601)
U.S. Treasury Long Bond	(388)	03/22/22	(62,249,750)	(277,655)
U.S. Treasury Ultra 10-Year Note	(1)	03/22/22	(146,437)	(2,619)
U.S. Treasury Ultra Long Bond	(33)	03/22/22	(6,505,125)	86,555
			$(312,699,156)	$(2,412,848)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,436,689,043.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,245,395
Gross Unrealized Depreciation	(14,153,349)
Net Unrealized Depreciation	$(2,907,954)